Postretirement Benefit Plans (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Postretirement benefit health insurance reimbursable premium, maximum	$ 5,000
Defined Benefit Postretirement Health Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, minimum retirement age	55 years
Defined Benefit Plan, Minimum Service Period Requirement	20 years
Defined benefit plan, maximum coverage period	5 years
Defined Benefit Postretirement Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, minimum retirement age	55 years
Defined Benefit Plan, Minimum Service Period Requirement	20 years
Defined Benefit Plan, Benefit Description, Prior To Age 65	be three times the participant's annual salary at retirement or $50,000, whichever is less
Prior to age 65, life insurance maximum, coverage amount	$ 50,000
Defined Benefit Plan, Benefit Description, After Age 65	life insurance coverage amount will decrease by 10% per year, subject to a minimum amount of $5,000
Life insurance minimum amount coverage	$ 5,000
Director's Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized Prior Service Cost Generated By Adoption of the Plan	274,000
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	43,000
Defined Benefit Plan, Accumulated Benefit Obligation	1,122,000	$ 1,150,000
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	21,525
Cash surrender value of bank owned life insurance	3,834,000	3,764,000
Defined Benefit Postretirement Health And Life Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	540,000	$ 572,000
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	$ 34,898